Organization (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Apr. 10, 2018 shares	Jan. 26, 2018 shares	Dec. 31, 2017 CNY (¥) shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common Stock, Shares, Issued				48,392,050	48,392,050
Percentage of net income as basis for technical support and consulting services fees	100.00%
Series A preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE					9,146,250
Series A+ preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE					1,829,250
Series B preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE					3,048,800
Series C redeemable convertible preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE					3,074,400
VIE
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net assets	¥ 1,535,237	$ 223,290			¥ 1,176,087
IPO | VIE | Series A preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE			9,146,250
IPO | VIE | Series A+ preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE			1,829,250
IPO | VIE | Series B preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE			3,048,800
IPO | VIE | Series C redeemable convertible preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE			3,074,400
IPO | YAOH WDAI LTD | Ordinary shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common Stock, Shares, Issued			48,392,050